Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets

Intangible assets include patents purchased and are recorded at their acquisition cost. Intangible assets consisted of the following:

	December 31,
	2024	2023
Patents	$6,087,000	$6,087,000
Disposal	—	—
Subtotal	6,087,000	6,087,000
Less: accumulated amortization	(3,048,750)	(2,412,397)
Net value of intangible assets	$3,038,250	$3,674,603

Weighted Average Amortization Period (Years)	4.87	5.47

Schedule of Future Amortization of Intangible Assets	Future amortization of intangible assets is as follows:
Year Ended December 31,
2025	540,589
2026	500,064
2027	464,786
2028	397,345
Thereafter	1,135,465
Total	$3,038,250